Shareholder Report, Holdings (Details)	Dec. 31, 2024
C000005451 | NVIDIA
Holdings [Line Items]
Percent of Net Asset Value	17.30%
C000005451 | Apple
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000005451 | Microsoft
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000005451 | Taiwan Semiconductor Manufacturing
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000005451 | Broadcom
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000005451 | Advanced Micro Devices
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000005451 | SAP
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000005451 | ASML Holding
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000005451 | ServiceNow
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000005451 | Shopify
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000005451 | Digital Systems
Holdings [Line Items]
Percent of Net Asset Value	17.30%
C000005451 | Consumer Electronics
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000005451 | Infrastructure and Developer Tool Software
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000005451 | Processors
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000005451 | Foundry
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000005451 | Semiconductor Capital Equipment
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000005451 | Back-Office Applications Software
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000005451 | Design Software
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000005451 | Payments
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000005451 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	30.10%
C000177214 | NVIDIA
Holdings [Line Items]
Percent of Net Asset Value	17.30%
C000177214 | Apple
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000177214 | Microsoft
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000177214 | Taiwan Semiconductor Manufacturing
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000177214 | Broadcom
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000177214 | Advanced Micro Devices
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000177214 | SAP
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000177214 | ASML Holding
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000177214 | ServiceNow
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000177214 | Shopify
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000177214 | Digital Systems
Holdings [Line Items]
Percent of Net Asset Value	17.30%
C000177214 | Consumer Electronics
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000177214 | Infrastructure and Developer Tool Software
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000177214 | Processors
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000177214 | Foundry
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000177214 | Semiconductor Capital Equipment
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000177214 | Back-Office Applications Software
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000177214 | Design Software
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000177214 | Payments
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000177214 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	30.10%